Borrowings (Tables)	9 Months Ended
Sep. 30, 2025
Borrowings [abstract]
Schedule of Detailed Information about Borrowings

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Senior Notes (*)	760,136	414,638
Bank borrowings (*)	294,056	265,367
	1,054,192	680,005
Current
Senior Notes (*)	6,751	6,858
Bank borrowings (*)	176,028	92,693
	182,779	99,551
Total borrowings	1,236,971	779,556

(*) As of September 30, 2025, the Group was in compliance with the related financial covenants under the respective loan agreements.
The maturity of the Group’s borrowings and the Group’s exposure to fixed and variable interest rates is as follows:

	September 30, 2025	December 31, 2024
	(unaudited)
Fixed rate:
Less than 1 year	151,252	69,178
Between 1 and 2 years	287,574	55,952
Between 2 and 3 years	6,814	414,994
Between 3 and 4 years	991	356
Between 4 and 5 years	1,435	356
More than 5 years	547,230	35,936
	995,296	576,772
Variable rate:
Less than 1 year	31,527	30,373
Between 1 and 2 years	121,113	83,142
Between 2 and 3 years	51,525	46,593
Between 3 and 4 years	—	2,932
Between 4 and 5 years	—	441
More than 5 years	37,510	39,303
	241,675	202,784
	1,236,971	779,556